Long-term Debt (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Share price	$ 7.29
Risk-free interest rate	2.00%
Dividend yield	0.00%
Expected volatility	56.26%
Expected term	6 years
Warrant [Member]
Share price	$ 3.03
Risk-free interest rate	0.77%
Dividend yield	0.00%
Expected volatility	53.75%
Expected term	5 years 2 months 12 days